Short-Term Borrowings	12 Months Ended
Aug. 31, 2018
Short-Term Borrowings [Abstract]
Short-Term Borrowings

11. SHORT-TERM BORROWINGS

On June 19, 2018 the Company established an accounts receivable securitization program with a Canadian financial institution which will allow it to sell certain trade receivables into the program up to a maximum of $100. The Company will continue to service and retain substantially all of the risks and rewards relating to the trade receivables sold, and therefore, the trade receivables will remain recognized on the Company’s Consolidated Statement of Financial Position and the funding received will be recorded as a current liability (revolving floating rate loans) secured by the trade receivables. The buyer’s interest in the accounts receivable ranks ahead of the Company’s interest and the program restricts it from using the trade receivables as collateral for any other purpose. The buyer of the trade receivables has no claim on any of the Company’s other assets. Sale proceeds in respect of the new securitization program of approximately $40 were received on June 19, 2018. The term of this revolving-period agreement ends on June 19, 2019.

A summary of our accounts receivable securitization program as at August 31 is as follows:

	2018	2017
	$	$
Trade accounts receivable sold to buyer as security	429	–
Short-term borrowings from buyer	(40)	–
Overcollateralization	389	–

	2018	2017
	$	$
Accounts receivable securitization program, beginning of period	–	–
Proceeds received from accounts receivable securitization	40	–
Repayment of accounts receivable securitization	–	–
Accounts receivable securitization program, end of period	40	–